Operating Segment and Geographic Information (Schedule of Reportable Operating Segment Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	¥ 132,903	¥ 141,048	¥ 99,634
Net sales	132,903	141,048	99,634
Depreciation and amortization	8,063	6,838	4,209
Operating income (loss) before stock option compensation expenses	941	1,420	6,276
Stock based compensation expense	861	583	165
Operating income	80	837	6,111
Expenditures for additions to long-lived assets	12,592	6,984	3,793
Total assets	225,515	219,226	180,312
Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	99,719	101,831	67,070
Inter-segment sales	1,400	3,777	2,263
Net sales	101,119	105,608	69,333
Depreciation and amortization	3,423	2,658	1,417
Operating income (loss) before stock option compensation expenses	10,956	9,845	9,857
Expenditures for additions to long-lived assets	3,530	2,398	1,350
Total assets	99,168	93,603	53,570
Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	13,107	20,410	18,398
Inter-segment sales	546	206	117
Net sales	13,653	20,616	18,515
Depreciation and amortization	486	627	533
Operating income (loss) before stock option compensation expenses	(4,614)	(1,324)	(251)
Expenditures for additions to long-lived assets	4,565	750	374
Total assets	18,242	12,789	11,780
Services Support And Others
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	20,077	18,807	14,166
Net sales	20,077	18,807	14,166
Depreciation and amortization	3,690	3,070	1,755
Operating income (loss) before stock option compensation expenses	775	1,614	2,133
Expenditures for additions to long-lived assets	4,356	3,492	1,733
Total assets	36,065	30,713	9,226
Elimination And Corporate
Segment Reporting Information [Line Items]
Inter-segment sales	(1,946)	(3,983)	(2,380)
Net sales	(1,946)	(3,983)	(2,380)
Depreciation and amortization	464	483	504
Operating income (loss) before stock option compensation expenses	(6,176)	(8,715)	(5,463)
Expenditures for additions to long-lived assets	141	344	336
Total assets	¥ 72,040	¥ 82,121	¥ 105,736